MONOGENESIS  CORPORATION


				    SEMI-ANNUAL REPORT TO SHAREHOLDERS


					 	JUNE 30, 1999












































					George E.  Clark
				CERTIFIED PUBLIC ACCOUNTANT
			    6309 ROSWELL ROAD, NE SUITE 2-B
				   ATLANTA, GEORGIA  30326
			Phone (404)256-1218   FAX (404)256-5634








INDEPENDENT  AUDITOR'S  REPORT


To the Board of Directors and Stockholders
Monogenesis Corporation
Walker, West Virginia

I have compiled the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of June 30, 1999, and the related statements of operations, cash flows, and changes in net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended, in accordance with standards established by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. I have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.



George E. Clark





July 21, 1999












				MONOGENESIS CORPORATION

			STATEMENT OF ASSETS AND LIABILITIES

				     JUNE 30, 1999


ASSETS
	Investments in securities,
		at value-identified cost $89,952.44			$113,146.16
	Cash									  31,279.86
	Equipment, net of accumulated
		depreciation of $1,098.21				   5,857.12
										-----------

					Total Assets			 150,283.14


LIABILITIES
	Accounts payable							      -
	Loans from shareholders						     136.60
										-----------

				Total Liabilities				     136.60
										-----------

NET ASSETS
	Net assets (equivalent to $73.90 per share
	based on 2,032 shares of capital stock
	outstanding) (Note 5)						$150,146.54
										===========


















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE   ACCOUNTANT'S  REPORT"





					MONOGENESIS  CORPORATION

					STATEMENT  OF  OPERATIONS

				FOR THE SIX MONTHS ENDED JUNE 30, 1999



INVESTMENT INCOME
	Income
		Dividends						   $       --
		Interest							    129.05
		Other Income						     --
										----------
					Total Income			    129.05

EXPENSES
	Officer salaries							  6,000.00
	Professional fees							  8,150.50
	Custodian, transfer agent and distribution fees		 16,359.19
	Other administrative expenses					 42,812.17
										----------
Total Expenses								 73,321.86
										----------

INVESTMENT INCOME-NET							(73,192.81)
										----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)

	Net realized gain on investments				 17,708.17
	Change in unrealized appreciation of investments
		for the year					     	    310.49
										----------

Net gain on investments						       18,018.66
										----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	      (55,174.15)
										==========




		The accompanying notes to the Financial Statements are
 			an integral part of this statement.


				"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

				 STATEMENT OF CASH FLOWS
				-------------------------

			FOR THE SIX MONTHS ENDED JUNE 30, 1999


CASH FLOW FROM OPERATION ACTIVITIES
	Net increase in net assets					$( 55,174.15)

Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities

	Increase in unrealized appreciation of
				investment securities			      310.49
		Decrease in accounts payable					965.92
										  ----------

				Net cash provided by (used in)
					operating activities		   56,450.56

CASH FLOWS FROM FINANCING ACTIVITIES				       --

CASH FLOWS FROM INVESTING ACTIVITIES
	Net proceeds from sales of investments			    4,326.08)
	Capital share transactions					   42,500.00
										  ----------

										   46,826.08

NET DECREASE IN CASH AND CASH EQUIVALENTS				  ( 9,624.48)

CASH BALANCE, BEGINNING OF PERIOD					   40,904.34
										  ----------

CASH BALANCE, END OF YEAR						  $31,279.86











		The accompanying notes to the Financial Statements are
			an integral part of this statement.


				"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS CORPORATION

			STATEMENT OF CHANGES IN NET ASSETS
			----------------------------------

		    FOR THE SIX MONTHS ENDED JUNE 30, 1999




INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
	Investment income - net						$(73,192.81)
	Net realized gain on investments				  17,708.17
	Change in unrealized appreciation				 (   310.49)
										------------

	Net decrease in net assets
		resulting from operations				  (55,174.15)

CAPITAL SHARE TRANSACTIONS						   42,500.00
										------------

Net decrease in net assets						 ( 12,674.15)

NET ASSETS
Beginning of the period						  162,820.69
										------------

	End of the period							$ 150,146.54
										============
















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

	SUPPLEMENTARY INFORMATION -- STATEMENT OF CHANGES IN SURPLUS
	------------------------------------------------------------

			FOR THE SIX MONTHS ENDED JUNE 30, 1999



			  COMMON	   PAID-IN		 ACCUMULATED
			  STOCK	   CAPITAL		  EARNINGS	     TOTAL
			 --------	------------	 ------------  ----------


Balance at
 beginning of year $ 20.32	$151,886.11		$ (11,968.82)  $139,937.61


Additional stock
 Issued		    ---		---			---		---

Stock cancelled	    ---		---			---		---

Additional capital
 contributed	    ---	  42,500.00			---	    42,500.00

Net income (loss)	    ---		---		  (55,484.64)  (55,484.64)
			 --------	------------	 ------------  ----------
Balance at
 June 30, 1999	 $ 20.32	$194,384.11		$ (67,453.46) $126,952.97
			==========	===========		  ===========  ==========

















			The accompanying Notes to the Financial Statements are
				an integral part of this statement.

					"SEE   ACCOUNTANT'S  REPORT"




				MONOGENESIS  CORPORATION

	SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS

			   FOR THE PERIOD ENDED JUNE 30

					   1999	  1998	 1997
					 --------   --------   --------

PER  SHARE  DATA

Investment income			$   .07	$   .47    $   ---

Expenses				  36.09	  11.45	  10.10
					--------    --------    --------
Investment income-net		 (36.02)	 (10.98)	 (19.03)

Additional contributions	   ---	   ---	   ---

Distributions from
 investment income-net		   ---	   ---	   ---

Net realized & unrealized
 gain (loss) on securities	  29.79	(114.01)	  46.14

Distributions from realized
 gains on securities		   ---	   ---	    ---
--------    --------    --------
Net increase/decrease in
 net asset value			(  6.23)	(124.99)	 (36.04)

Net asset value:
     Beginning of year		  80.13	 286.88	 ( 9.11)
					--------    --------    --------
     End of Year			$ 73.90	$161.89	$ 26.93
					========    ========    ========
Per share market value:
     End of period		$  ---	$  ---	$  ---
					========    ========    ========

Total investment return		$  ---	$ ---		$  ---
					========    ========    ========
RATIOS
    Ratio of expenses to
average net assets (%)		   ---	   ---	   ---

   Ratio of investment
income-net to
average net assets (%)	   	   ---	   ---	   ---

   Portfolio turnover ratio	   ---	   ---	   ---



					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS CORPORATION

			     INVESTMENTS IN SECURITIES
			     -------------------------

				     JUNE 30, 1999



						 NUMBER
						OF SHARES			VALUE
						---------		   -----------
COMMON  STOCKS - 100%

  Healthcare - 1%
	PML,Inc.				   725		   $    340.03

  Computer Software - 86%

	Exigent International, Inc.	11,375		     47,991.13

	Exigent International, Inc.
		Warrants 1/30/2000	 9,600		     12,000.00

	Micro-Integration Corp.		10,000		     13,750.00

Engineering - 14%

	Tice Technology, Inc.		30,500		     38,125.00

	Tice Technology, Inc.
		Warrants		     188,000		        940.00
									   -----------

									   $113,146.16
									   ===========












			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

			    NOTES TO FINANCIAL STATEMENTS

				      JUNE 30, 1999


(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method over a ten-year period.

Accrual of expenses - It is the Company's policy to accrue items of Expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as there was a net loss for tax purposes.











					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

			    NOTES TO FINANCIAL STATEMENTS

				      JUNE 30, 1999



(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the year were $0 and $20,625, respectively. Net gain on investments for the six months ended June 30, 1999, was $18,018.66. That amount represents the net decrease in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the year. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital; therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid officer salaries of $6,000 during the period. $500 in director fees were paid to one director.

(5) CAPITAL  SHARE  TRANSACTIONS

As of June 30, 1999, there were 3,000 shares of $.01 par value stock authorized, 2,032 shares issued and outstanding, and Paid-In
Capital aggregated $194,386.11
















				"SEE   ACCOUNTANT'S  REPORT"